Note 11 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021
Statement Line Items [Line Items]
Credit commitments	$ 366,780	$ 342,710	$ 309,763
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	312,125	296,248	258,846
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 54,655	$ 46,462	$ 50,917